Available-For-Sale Securities (Contractual Maturities Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Due in one year or less, Amortized Cost	$ 121,400	$ 647,494
Due in one year or less, Fair Value	121,662	647,987
Due in one to five years, Amortized Cost	532,828	309,795
Due in one to five years, Fair Value	530,632	310,663
Due in five to ten years, Amortized Cost	95,279	194,442
Due in five to ten years, Fair Value	95,508	185,938
Due after ten years, Amortized Cost	261,315	147,835
Due after ten years, Fair Value	264,321	149,782
Total available-for-sale securities, Amortized Cost	1,284,733	1,491,913
Total available-for-sale securities, Fair Value	1,291,797	1,496,302
Mortgage-Backed [Member]
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale securities, Amortized Cost	236,316	151,711
Total available-for-sale securities, Fair Value	248,551	161,681
Other Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Total available-for-sale securities, Amortized Cost	37,595	40,636
Total available-for-sale securities, Fair Value	$ 31,123	$ 40,251